PIMCO RAFI Dynamic Multi-Factor US Equity ETF Average Annual Total Returns			12 Months Ended	24 Months Ended	60 Months Ended		61 Months Ended	88 Months Ended	120 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	26.65%	14.53%	14.69%	14.51%	14.47%	13.10%
RAFI Dynamic Multi-Factor U.S. Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			20.30%		12.07%			12.26%
PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.09%		11.75%			11.92%
Performance Inception Date		Aug. 31, 2017
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.67%		11.24%			11.37%
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.18%		9.25%			9.56%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.